Other Assets	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Other Assets
11.	OTHER ASSETS

	12.31.2023	12.31.2022

Taxes recoverable (i)	130.6	141.6
Prepaid expenses	66.5	69.6
Other debtors (ii)	60.9	65.4
Loans granted	60.5	—
Court-mandated escrow deposits (iii)	39.0	26.7
Loan with a joint operation	22.4	26.8
Advances to employees	18.0	15.0
Guarantee deposits	11.8	6.8
Advances for services to be rendered	3.7	9.2
Collateralized accounts receivable	2.9	5.8
Others	37.9	14.6

	454.2	381.5

Current	312.9	246.3
Non-current	141.3	135.2

(i)	Below , the composition of the balance presented as “Taxes recoverable”.

	12.31.2023	12.31.2022

ICMS (State Value-added Tax) and IPI (Excise Tax)	56.0	56.6
PIS (Social Integration Program) and COFINS (Contribution for Social Security)	34.7	63.2
Reintegra (Special regime for exporters)	16.6	—
Value added tax	4.6	7.4
Income tax and social security on net income withheld	7.0	6.2
Advance service tax (ISS- Service tax)	6.3	5.4
Others	5.4	2.8

	130.6	141.6

Current	72.9	76.7
Non-current	57.7	64.9
In

2022, the Company recognized the amount of US$ 38.8 referring to extemporaneous PIS and COFINS credits related to the nationalization (payment of taxes) of goods imported under the RECOF (Special Tax Regime).

(ii)
Corresponds mainly to rework done on materials and parts received from suppliers, which will be reimbursed in cash by the supplier or through credits granted that can be used to offset trade accounts payable when requested by the Company and approved by the supplier.

(iii)	Refers to deposits arising from lawsuits, substantially to federal taxes and contributions, in which there is a liability recorded Note 24.